                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Perseus, L.L.C.
             ----------------------------------------------------------
Address:     The Army and Navy Club Building
             ----------------------------------------------------------
             1627 I Street, N.W., Suite 610
             ----------------------------------------------------------
             Washington, D.C.  20006
             ----------------------------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Rodd Macklin
             ----------------------------------------------------------
Title:       Chief Financial Officer, Treasurer and Secretary
             ----------------------------------------------------------
Phone:       (202) 452-0101
             ----------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ RODD MACKLIN                Washington, D.C.            September 12, 2000
-------------------------   -------------------------    -----------------------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------

Form 13F Information Table Entry Total:                20
                                            ---------------------------

Form 13F Information Table Value Total:              $9,717
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
----------------    --------------  --------  --------  -------------------   ----------   --------   --------------------
                                                                                                         VOTING AUTHORITY
                                               VALUE    SHRS OR  SH/   PUT/   INVESTMENT    OTHER     --------------------
 NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------    --------------  --------  --------  -------------------   ----------   --------   --------------------
Millennium
 Pharmaceuticals,
 Inc.                   Common      599902103    $783    7,000    SH             SOLE                 7,000
--------------------------------------------------------------------------------------------------------------------------
NetObjects, Inc.        Common      64114L102    $103   11,236    SH             SOLE                11,236
--------------------------------------------------------------------------------------------------------------------------
Quidel Corporation      Common      74838J101    $118   22,500    SH             SOLE                22,500
--------------------------------------------------------------------------------------------------------------------------
Aurora Biosciences
 Corporation            Common      051920106    $307    4,500    SH             SOLE                 4,500
--------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc.          Common      01642T108    $589   12,500    SH             SOLE                12,500
--------------------------------------------------------------------------------------------------------------------------
CareInsite, Inc.        Common      14170M106    $191   10,700    SH             SOLE                10,700
--------------------------------------------------------------------------------------------------------------------------
Neurocrine
 Biosciences, Inc.      Common      64125C109  $1,174   33,000    SH             SOLE                33,000
--------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson       Common      478160104    $357    3,500    SH             SOLE                 3,500
--------------------------------------------------------------------------------------------------------------------------
Bristol-Myers
 Squibb Company         Common      110122108    $379    6,500    SH             SOLE                 6,500
--------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.             Common      717081103  $1,080   22,500    SH             SOLE                22,500
--------------------------------------------------------------------------------------------------------------------------
Advanced
 Neuromodulation
 Systems, Inc.          Common      00757T101    $310   18,500    SH             SOLE                18,500
--------------------------------------------------------------------------------------------------------------------------
Gilead Sciences,
 Inc.                   Common      375558103  $1,067   15,000    SH             SOLE                15,000
--------------------------------------------------------------------------------------------------------------------------
Amgen Inc.              Common      031162100    $457    6,500    SH             SOLE                 6,500
--------------------------------------------------------------------------------------------------------------------------
Neose
 Technologies,
 Inc.                   Common      640522108  $1,052   25,000    SH             SOLE                25,000
--------------------------------------------------------------------------------------------------------------------------
Insmed
 Incorporated           Common      457669109    $195   60,000    SH             SOLE                60,000
--------------------------------------------------------------------------------------------------------------------------
Parexel
 International
 Corp.                  Common      699462107     $96   10,000    SH             SOLE                10,000
--------------------------------------------------------------------------------------------------------------------------
McKesson HBOC,
 Inc.                   Common      58155Q103    $314   15,000    SH             SOLE                15,000
--------------------------------------------------------------------------------------------------------------------------
Orchid
 Biosciences,
 Inc.                   Common      68571P100    $342    9,000    SH             SOLE                 9,000
--------------------------------------------------------------------------------------------------------------------------
Alexion
 Pharmaceuticals,
 Inc.                   Common      015351109    $358    5,000    SH             SOLE                 5,000
--------------------------------------------------------------------------------------------------------------------------
Biosource
 International,
 Inc.                   Common      09066H104    $445   20,000    SH             SOLE                20,000
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 [Repeat as necessary]